Federal Home Loan Bank Advances (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Federal home loan bank advances	$ 0	$ 0	$ 0